Noncurrent Assets Held for Sale (Details Textual) ¥ in Thousands, $ in Thousands	1 Months Ended				6 Months Ended	12 Months Ended
	Dec. 31, 2017 CNY (¥)	Oct. 31, 2017 CNY (¥)	Jun. 30, 2016 TWD ($)	Jun. 30, 2016 CNY (¥)	Aug. 31, 2017 TWD ($)	Dec. 31, 2017 TWD ($)	Dec. 31, 2016 TWD ($)	Dec. 31, 2015 TWD ($)
Disclosure Of Noncurrent Assets Held For Sale [Line Items]
Gains (losses) on disposals of property, plant and equipment						$ 330,814	$ 24,278	$ 585,196
Fortech Electronics Kunshan Co., Ltd [Member]
Disclosure Of Noncurrent Assets Held For Sale [Line Items]
Noncurrent Assets Held for Sale, Disposal Consideration | ¥		¥ 215,527
BriView Hefei Co., Ltd [Member]
Disclosure Of Noncurrent Assets Held For Sale [Line Items]
Noncurrent Assets Held for Sale, Disposal Consideration | ¥	¥ 512,770
AUO Energy (Tianjin) Corp [Member] | Non-current assets held for sale [member]
Disclosure Of Noncurrent Assets Held For Sale [Line Items]
Proceeds from disposal of non-current assets or disposal groups classified as held for sale and discontinued operations			$ 683,078	¥ 141,117
Gains (losses) on disposals of property, plant and equipment			$ 14,717
M.Setek Co., Ltd [Member] | Non-current assets held for sale [member]
Disclosure Of Noncurrent Assets Held For Sale [Line Items]
Proceeds from disposal of non-current assets or disposal groups classified as held for sale and discontinued operations					$ 837,103
Gains (losses) on disposals of property, plant and equipment					$ 215,478